Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Maturity of restricted deposits		1 year
Impairment losses
Recognized research and development expenses		0	87	841
Research and development expenses		$ 32,065	$ 27,020	$ 26,424
Expected dividend yield	[1]	0.00%	0.00%	0.00%
Tax benefit rate		more than 50% likely to be realized
Unrecognized tax benefits
Monthly deposit rate		8.33%
Severance pay		$ 562	525	$ 466
Provision
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Number of warrant outstanding (in Shares)		13,605,561	13,605,561
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Number of warrant outstanding (in Shares)		2,142,000
Jerusalem [Member]
Significant Accounting Policies [Line Items]
Research and development expenses		$ 0	$ 1,181	$ 483

[1]	Expected dividend yield — The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield